                              William Blair Funds
                                  24 f (2) NT
                             File Number 811-5344

                               December 31, 2005

         1      William Blair Funds
                222 West Adams Street
                Chicago, IL 60606
         2                                      X
         3      811-5344

      4(a)      December 31, 2005

      4(b)

      4(c)

         5

                                   ( i )                      $4,385,994,709

                                  ( ii )  $2,498,909,005

                                 ( iii )               0

                                  ( iv )               0      $2,498,909,005

                                   ( v )                      $1,887,085,704

                                  ( vi )               0

                                 ( vii )                             0.01070%

                                ( viii )                      $   201,918.17

         6                Not applicable

         7

         8

         9                             X   wire transfer

by  /s/ Terence M. Sullivan
    -------------------------
    Terence M. Sullivan
    Treasurer

    February 24, 2006

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William Blair Funds
24 f (2) NT
File Number 811-5344

December 31, 2005

Sales                                                 Shares         Amount
-----                                              ------------- --------------
Growth Fund                                            1,837,199 $   19,807,504

Ready Reserves Fund                                1,131,031,248 $1,131,031,248

Income Fund                                            9,493,460 $   95,102,819

International Growth Fund                             60,187,535 $1,424,671,281

Value Discovery Fund                                     907,403 $   19,287,526

Tax-Managed Growth Fund                                  180,188 $    1,775,117

Large Cap Growth Fund                                  1,870,369 $   11,656,744

Small Cap Growth Fund                                 13,720,243 $  345,072,918

Institutional International Growth Fund                6,655,791 $  114,080,556

Small-Mid Cap Growth Fund                              3,842,510 $   43,370,492

International Equity Fund                             16,393,711 $  196,068,101

Insitutional International Equity Fund                18,356,813 $  201,804,654

Emerging Markets Growth Fund                          18,111,904 $  224,892,510

International Small Cap Growth Fund                    4,536,848 $   46,005,666

Total                                              1,287,125,222 $3,874,627,136

Reinvestments                                         Shares         Amount
-------------                                      ------------- --------------
Growth Fund                                              710,340 $    8,261,819

Ready Reserves Fund                                   27,698,034 $   27,698,034

Income Fund                                            1,259,905 $   12,541,055

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International Growth Fund                              9,919,620 $  246,145,257

Value Discovery Fund                                   1,608,261 $   24,266,685

Tax-Managed Growth Fund                                        0 $            0

Large Cap Growth Fund                                          0 $            0

Small Cap Growth Fund                                  2,873,054 $   69,879,003

Institutional International Growth Fund                6,798,682 $  120,608,612

Small-Mid Cap Growth Fund                                 35,906 $      457,084

International Equity Fund                                      0 $            0

Insitutional International Equity Fund                    32,180 $      382,537

Emerging Markets Growth Fund                              81,370 $    1,121,722

International Small Cap Growth Fund                          537 $        5,765

Total                                                 51,017,889 $  511,367,573

Total sales and reinvestments                         Shares         Amount
-----------------------------                      ------------- --------------
Growth Fund                                            2,547,539 $   28,069,323

Ready Reserves Fund                                1,158,729,282 $1,158,729,282

Income Fund                                           10,753,365 $  107,643,874

International Growth Fund                             70,107,155 $1,670,816,538

Value Discovery Fund                                   2,515,664 $   43,554,211

Tax-Managed Growth Fund                                  180,188 $    1,775,117

Large Cap Growth Fund                                  1,870,369 $   11,656,744

Small Cap Growth Fund                                 16,593,297 $  414,951,921

Institutional International Growth Fund               13,454,473 $  234,689,168

Small-Mid Cap Growth Fund                              3,878,416 $   43,827,576

International Equity Fund                             16,393,711 $  196,068,101

Insitutional International Equity Fund                18,388,993 $  202,187,191

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Emerging Markets Growth Fund                        18,193,274  $  226,014,232

International Small Cap Growth Fund                  4,537,385  $   46,011,431

                                                 1,338,143,111  $4,385,994,709

Redemptions (net of any redemption fee)              Shares         Amount
---------------------------------------          -------------  --------------
Growth Fund                                          5,945,302  $   64,158,476

Ready Reserves Fund                              1,159,814,832  $1,159,814,832

Income Fund                                          8,084,037  $   80,810,540

International Growth Fund                           25,804,756  $  598,283,594

Value Discovery Fund                                 8,641,011  $  184,452,721

Tax-Managed Growth Fund                                 60,967  $      568,785

Large Cap Growth Fund                                  295,086  $    1,836,442

Small Cap Growth Fund                               11,663,546  $  287,998,932

Institutional International Growth Fund              3,750,389  $   63,160,507

Small-Mid Cap Growth Fund                              536,680  $    6,260,580

International Equity Fund                            3,502,356  $   42,149,342

Insitutional International Equity Fund                 240,610  $    2,526,727

Emerging Markets Growth Fund                           628,356  $    6,787,627

International Small Cap Growth Fund                     10,000  $       99,900

Total                                            1,228,977,928  $2,498,909,005

Net sales and reinvestments                          Shares         Amount
---------------------------                      -------------  --------------
Growth Fund                                         (3,397,763) $  (36,089,153)

Ready Reserves Fund                                 (1,085,550) $   (1,085,550)

Income Fund                                          2,669,328  $   26,833,334

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International Growth Fund                           44,302,399  $1,072,532,944

Value Discovery Fund                                (6,125,347) $ (140,898,510)

Tax-Managed Growth Fund                                119,221  $    1,206,332

Large Cap Growth Fund                                1,575,283  $    9,820,302

Small Cap Growth Fund                                4,929,751  $  126,952,989

Institutional International Growth Fund              9,704,084  $  171,528,661

Small-Mid Cap Growth Fund                            3,341,736  $   37,566,996

International Equity Fund                           12,891,355  $  153,918,759

Insitutional International Equity Fund              18,148,383  $  199,660,464

Emerging Markets Growth Fund                        17,564,918  $  219,226,605

Interantional Small Cap Growth Fund                  4,527,385  $   45,911,531

Total                                              109,165,183  $1,887,085,704

                                                                       0.00107%

                                                                $   201,918.17